Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000145004 | nLight, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145004 | Digi International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145004 | Interface, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145004 | Ducommun, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145004 | Ribbon Communications, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145004 | Artivion, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145004 | First Mid Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145004 | Peoples Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145004 | Great Lakes Dredge & Dock Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145004 | ConnectOne Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145004 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145004 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145004 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000145004 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000145004 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000145004 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000145004 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000145004 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000145004 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000145004 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000145005 | nLight, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145005 | Digi International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145005 | Interface, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145005 | Ducommun, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145005 | Ribbon Communications, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145005 | Artivion, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145005 | First Mid Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145005 | Peoples Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145005 | Great Lakes Dredge & Dock Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145005 | ConnectOne Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145005 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145005 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145005 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000145005 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000145005 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000145005 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000145005 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000145005 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000145005 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000145005 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000145007 | nLight, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145007 | Digi International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145007 | Interface, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145007 | Ducommun, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145007 | Ribbon Communications, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145007 | Artivion, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145007 | First Mid Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145007 | Peoples Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145007 | Great Lakes Dredge & Dock Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145007 | ConnectOne Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145007 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145007 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145007 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000145007 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000145007 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000145007 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000145007 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000145007 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000145007 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000145007 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000219865 | nLight, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219865 | Digi International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219865 | Interface, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219865 | Ducommun, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219865 | Ribbon Communications, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219865 | Artivion, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219865 | First Mid Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219865 | Peoples Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219865 | Great Lakes Dredge & Dock Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219865 | ConnectOne Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219865 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219865 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219865 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219865 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219865 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219865 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219865 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000219865 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000219865 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000144991 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144991 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144991 | Raymond James Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144991 | Huntington Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144991 | Xcel Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144991 | VICI Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144991 | WP Carey, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144991 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144991 | STERIS PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144991 | Nasdaq, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144991 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144991 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000144991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000144991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000144991 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000144991 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000144991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000144991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217047 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217047 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217047 | Raymond James Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217047 | Huntington Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000217047 | Xcel Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217047 | VICI Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217047 | WP Carey, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217047 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217047 | STERIS PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217047 | Nasdaq, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217047 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000217047 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000217047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000217047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000217047 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000217047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000217047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000217047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000164741 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164741 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164741 | Raymond James Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164741 | Huntington Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164741 | Xcel Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164741 | VICI Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164741 | WP Carey, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000164741 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000164741 | STERIS PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000164741 | Nasdaq, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000164741 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000164741 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000164741 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000164741 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000164741 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000164741 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000164741 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000164741 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000164741 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000164741 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144992 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144992 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144992 | Raymond James Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144992 | Huntington Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144992 | Xcel Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144992 | VICI Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144992 | WP Carey, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144992 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144992 | STERIS PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144992 | Nasdaq, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144992 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000144992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144992 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000144992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000144992 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000144992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000144992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000144992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219863 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219863 | M&T Bank Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219863 | Raymond James Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219863 | Huntington Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219863 | Xcel Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219863 | VICI Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219863 | WP Carey, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219863 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219863 | STERIS PLC_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219863 | Nasdaq, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219863 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219863 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219863 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219863 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219863 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219863 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000219863 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219863 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000219863 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000219863 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144977 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144977 | Essent Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144977 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144977 | Hancock Whitney Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144977 | Valley National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144977 | Bank of Hawaii Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144977 | Taylor Morrison Home Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144977 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144977 | Flagstar Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144977 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000144977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144977 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000144977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000144977 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144978 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144978 | Essent Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144978 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144978 | Hancock Whitney Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144978 | Valley National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144978 | Bank of Hawaii Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144978 | Taylor Morrison Home Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144978 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144978 | Flagstar Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144978 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000144978 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000144978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000144978 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144979 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144979 | Essent Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144979 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144979 | Hancock Whitney Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144979 | Valley National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144979 | Bank of Hawaii Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144979 | Taylor Morrison Home Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144979 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144979 | Flagstar Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144979 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144979 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000144979 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144979 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144979 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144979 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144979 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000144979 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144979 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000144979 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144980 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144980 | Essent Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144980 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144980 | Hancock Whitney Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144980 | Valley National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144980 | Bank of Hawaii Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144980 | Taylor Morrison Home Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144980 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144980 | Flagstar Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144980 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144980 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000144980 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144980 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144980 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144980 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144980 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000144980 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144980 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000144980 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144981 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144981 | Essent Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144981 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144981 | Hancock Whitney Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144981 | Valley National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144981 | Bank of Hawaii Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144981 | Taylor Morrison Home Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144981 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144981 | Flagstar Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144981 | The Chefs' Warehouse, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144981 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000144981 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144981 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144981 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144981 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144981 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000144981 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144981 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000144981 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144993 | WP Carey, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144993 | Gaming and Leisure Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144993 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144993 | Camden Property Trust_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144993 | Amdocs Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | Flex Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | First Industrial Realty Trust, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | UGI Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144993 | Pentair PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144993 | Federal Realty Investment Trust_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000144993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000144993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000144993 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000144993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000144993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000155526 | WP Carey, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155526 | Gaming and Leisure Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155526 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155526 | Camden Property Trust_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155526 | Amdocs Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | Flex Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | First Industrial Realty Trust, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | UGI Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155526 | Pentair PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155526 | Federal Realty Investment Trust_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155526 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000155526 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000155526 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000155526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000155526 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000155526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000155526 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000155526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000155526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000155526 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144994 | WP Carey, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144994 | Gaming and Leisure Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144994 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144994 | Camden Property Trust_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144994 | Amdocs Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | Flex Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | First Industrial Realty Trust, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | UGI Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144994 | Pentair PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144994 | Federal Realty Investment Trust_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144994 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144994 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000144994 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144994 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000144994 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144994 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000144994 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144994 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000144994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000144994 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219864 | WP Carey, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219864 | Gaming and Leisure Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219864 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219864 | Camden Property Trust_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219864 | Amdocs Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | Flex Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | First Industrial Realty Trust, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | UGI Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219864 | Pentair PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219864 | Federal Realty Investment Trust_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219864 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219864 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000219864 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219864 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219864 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219864 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000219864 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219864 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000219864 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000219864 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144984 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144984 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000144984 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000144984 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000144984 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000144984 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000144984 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000144984 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144984 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144984 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144984 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000144984 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144984 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144984 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000144984 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144984 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000144984 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000144984 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144984 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000144984 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144985 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144985 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000144985 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000144985 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000144985 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000144985 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000144985 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000144985 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144985 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144985 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144985 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000144985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000144985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000144985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000144985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000144985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144987 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144987 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000144987 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000144987 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000144987 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000144987 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000144987 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000144987 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144987 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144987 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144987 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000144987 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144987 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000144987 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000144987 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000144987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000144987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144988 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.00%
C000144988 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000144988 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000144988 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144988 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144988 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000144988 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144988 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144988 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144988 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144988 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144988 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144988 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144988 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144988 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000144988 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000144988 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144988 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000144988 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000144989 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.00%
C000144989 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000144989 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000144989 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144989 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144989 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000144989 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144989 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144989 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144989 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144989 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144989 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144989 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144989 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144989 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144989 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000144989 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000144989 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144989 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000144989 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000144990 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.00%
C000144990 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000144990 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000144990 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144990 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144990 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000144990 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144990 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144990 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144990 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144990 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144990 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144990 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144990 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144990 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000144990 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000144990 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144990 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000144990 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000144972 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144972 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144972 | Quanta Services, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144972 | CBRE Group, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144972 | Interactive Brokers Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144972 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144972 | Federal Signal Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144972 | Cencora, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144972 | HCA Healthcare, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144972 | Cheniere Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000144972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000144972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000144972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000144972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000144972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000144972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144973 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144973 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144973 | Quanta Services, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144973 | CBRE Group, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144973 | Interactive Brokers Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144973 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144973 | Federal Signal Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144973 | Cencora, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144973 | HCA Healthcare, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144973 | Cheniere Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144973 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144973 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000144973 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144973 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144973 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000144973 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000144973 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000144973 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000144973 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000144973 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144975 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144975 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144975 | Quanta Services, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144975 | CBRE Group, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144975 | Interactive Brokers Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144975 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144975 | Federal Signal Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144975 | Cencora, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144975 | HCA Healthcare, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144975 | Cheniere Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144975 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144975 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000144975 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144975 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144975 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000144975 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000144975 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000144975 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000144975 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000144975 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144976 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144976 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144976 | Quanta Services, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144976 | CBRE Group, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144976 | Interactive Brokers Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000144976 | Verisk Analytics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144976 | Federal Signal Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144976 | Cencora, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144976 | HCA Healthcare, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144976 | Cheniere Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144976 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144976 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000144976 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144976 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144976 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000144976 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000144976 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000144976 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000144976 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000144976 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144995 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000144995 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144995 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144995 | Tencent Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144995 | Alibaba Group Holding Ltd._Class W
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144995 | Banco Santander SA_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144995 | Deutsche Telekom AG_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144995 | NEC Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144995 | Schneider Electric SE_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144995 | Standard Chartered PLC_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144995 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144995 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000144995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144995 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144995 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144995 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144995 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144995 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000144995 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144997 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000144997 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144997 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144997 | Tencent Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144997 | Alibaba Group Holding Ltd._Class W
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144997 | Banco Santander SA_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144997 | Deutsche Telekom AG_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144997 | NEC Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144997 | Schneider Electric SE_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144997 | Standard Chartered PLC_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144997 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144997 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000144997 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144997 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000144997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000155527 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155527 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155527 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155527 | Tencent Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000155527 | Alibaba Group Holding Ltd._Class W
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155527 | Banco Santander SA_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155527 | Deutsche Telekom AG_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155527 | NEC Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155527 | Schneider Electric SE_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155527 | Standard Chartered PLC_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000155527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000155527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000155527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000155527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000155527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000155527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000155527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000155527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000155527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144998 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000144998 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144998 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144998 | Tencent Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144998 | Alibaba Group Holding Ltd._Class W
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144998 | Banco Santander SA_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144998 | Deutsche Telekom AG_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144998 | NEC Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144998 | Schneider Electric SE_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144998 | Standard Chartered PLC_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000144998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144998 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000144998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144999 | Celestica, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144999 | Swissquote Group Holding SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144999 | Bankinter SA_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144999 | Dundee Precious Metals, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144999 | Sanwa Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144999 | Coca-Cola HBC AG_Class DI
Holdings [Line Items]
Percent of Total Investments	0.90%
C000144999 | Indra Sistemas SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144999 | SPIE SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144999 | Buzzi SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144999 | Euronext NV_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144999 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000144999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144999 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000144999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000144999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000144999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000144999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145000 | Celestica, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000145000 | Swissquote Group Holding SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145000 | Bankinter SA_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145000 | Dundee Precious Metals, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145000 | Sanwa Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145000 | Coca-Cola HBC AG_Class DI
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145000 | Indra Sistemas SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145000 | SPIE SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145000 | Buzzi SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145000 | Euronext NV_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145000 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145000 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000145000 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145000 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000145000 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000145000 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000145000 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000145000 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000145000 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000145000 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145001 | Celestica, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000145001 | Swissquote Group Holding SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145001 | Bankinter SA_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145001 | Dundee Precious Metals, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145001 | Sanwa Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145001 | Coca-Cola HBC AG_Class DI
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145001 | Indra Sistemas SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145001 | SPIE SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145001 | Buzzi SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145001 | Euronext NV_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145001 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000145001 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145001 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000145001 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000145001 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000145001 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000145001 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000145001 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000145001 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145002 | Celestica, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000145002 | Swissquote Group Holding SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145002 | Bankinter SA_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145002 | Dundee Precious Metals, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145002 | Sanwa Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145002 | Coca-Cola HBC AG_Class DI
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145002 | Indra Sistemas SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145002 | SPIE SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145002 | Buzzi SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145002 | Euronext NV_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145002 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000145002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000145002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000145002 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000145002 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000145002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000145002 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000145002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145003 | Celestica, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000145003 | Swissquote Group Holding SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145003 | Bankinter SA_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145003 | Dundee Precious Metals, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145003 | Sanwa Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145003 | Coca-Cola HBC AG_Class DI
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145003 | Indra Sistemas SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145003 | SPIE SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145003 | Buzzi SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145003 | Euronext NV_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145003 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145003 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000145003 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145003 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000145003 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000145003 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000145003 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000145003 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000145003 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000145003 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144969 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144969 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000144969 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000144969 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144969 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144969 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144969 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000144970 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144970 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000144970 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000144970 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144970 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144970 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144970 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000155525 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000155525 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000155525 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000155525 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000155525 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000155525 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000155525 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000144971 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144971 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000144971 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000144971 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000144971 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144971 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144971 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002333 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002333 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002333 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002333 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002333 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002333 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002333 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002333 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002333 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002333 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002333 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002333 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002333 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002333 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002333 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002333 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000002333 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002333 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002333 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002336 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002336 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002336 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002336 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002336 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002336 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002336 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002336 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002336 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002336 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002336 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002336 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002336 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002336 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002336 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002336 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002336 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000002336 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002336 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002336 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052113 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000052113 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000052113 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000052113 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000052113 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000052113 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000052113 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000052113 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000052113 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052113 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.80%
C000052113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000052113 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000052113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000052113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000052113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000052113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000052113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000052113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002337 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002337 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002337 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002337 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002337 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002337 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002337 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002337 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002337 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002337 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002337 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000002337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000002337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000138365 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000138365 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000138365 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000138365 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000138365 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000138365 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000138365 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000138365 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000138365 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138365 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.80%
C000138365 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000138365 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000138365 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000138365 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000138365 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000138365 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000138365 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000138365 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000138365 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000138365 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111270 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000111270 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000111270 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000111270 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000111270 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111270 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000111270 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111270 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000111270 | Jabil, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111270 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111270 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000111270 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000111270 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111270 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000111270 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000111270 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000111270 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000111270 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000111270 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000111270 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002344 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000002344 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000002344 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002345 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000002345 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000002345 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098399 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000098399 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000098399 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002346 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000002346 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000002346 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000155524 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000155524 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000155524 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111273 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000111273 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000111273 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219862 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000219862 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000219862 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002332 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002332 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000002332 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002332 | Apollo Global Management, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002332 | Ford Motor Credit Co. LLC_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000002332 | Barclays Bank PLC_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000002332 | Ares Management Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002332 | Envista Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002332 | American Water Capital Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002332 | Welltower OP LLC_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000002332 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002332 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002332 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000052112 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000052112 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000052112 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000052112 | Apollo Global Management, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000052112 | Ford Motor Credit Co. LLC_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000052112 | Barclays Bank PLC_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000052112 | Ares Management Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000052112 | Envista Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000052112 | American Water Capital Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000052112 | Welltower OP LLC_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000052112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000052112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000052112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000052112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000052112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000052112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000052112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000219861 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000219861 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000219861 | Uber Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000219861 | Apollo Global Management, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000219861 | Ford Motor Credit Co. LLC_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000219861 | Barclays Bank PLC_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219861 | Ares Management Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000219861 | Envista Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000219861 | American Water Capital Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000219861 | Welltower OP LLC_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000219861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000219861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000219861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000219861 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000219861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000002334 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002334 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002334 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002334 | Crown Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002334 | Fidelity National Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002334 | Performance Food Group Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002334 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002334 | Genpact Ltd._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002334 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002334 | American Water Works Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000002334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000002334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000002334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169232 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000169232 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000169232 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169232 | Crown Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169232 | Fidelity National Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169232 | Performance Food Group Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169232 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169232 | Genpact Ltd._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169232 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169232 | American Water Works Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169232 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169232 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169232 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169232 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000169232 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000169232 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169232 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169232 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000169232 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000169232 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000052114 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000052114 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000052114 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000052114 | Crown Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000052114 | Fidelity National Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000052114 | Performance Food Group Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000052114 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000052114 | Genpact Ltd._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052114 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052114 | American Water Works Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052114 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000052114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000052114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000052114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000052114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000052114 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000052114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000052114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000052114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002335 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002335 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002335 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002335 | Crown Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002335 | Fidelity National Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002335 | Performance Food Group Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002335 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002335 | Genpact Ltd._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002335 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002335 | American Water Works Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000002335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000002335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000002335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000138366 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000138366 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000138366 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138366 | Crown Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138366 | Fidelity National Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000138366 | Performance Food Group Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000138366 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000138366 | Genpact Ltd._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138366 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138366 | American Water Works Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138366 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000138366 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000138366 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138366 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000138366 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000138366 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000138366 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000138366 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000138366 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000138366 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000111271 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000111271 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000111271 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111271 | Crown Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111271 | Fidelity National Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000111271 | Performance Food Group Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000111271 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000111271 | Genpact Ltd._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111271 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111271 | American Water Works Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111271 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111271 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000111271 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111271 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000111271 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000111271 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000111271 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000111271 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000111271 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000111271 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002356 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002356 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | United Bankshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | National Bank Holdings Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002356 | Stock Yards Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002356 | Commercial Metals Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002356 | The Hanover Insurance Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002356 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002356 | Tower Semiconductor Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002356 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002356 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002356 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002356 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002356 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002356 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002356 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002356 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000002356 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000002356 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000052116 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052116 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | United Bankshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | National Bank Holdings Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052116 | Stock Yards Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052116 | Commercial Metals Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052116 | The Hanover Insurance Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052116 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052116 | Tower Semiconductor Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052116 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052116 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052116 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000052116 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052116 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000052116 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000052116 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000052116 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000052116 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000052116 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002357 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002357 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | United Bankshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | National Bank Holdings Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002357 | Stock Yards Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002357 | Commercial Metals Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002357 | The Hanover Insurance Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002357 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002357 | Tower Semiconductor Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002357 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000002357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000002357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164985 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164985 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | United Bankshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | National Bank Holdings Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164985 | Stock Yards Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164985 | Commercial Metals Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164985 | The Hanover Insurance Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164985 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164985 | Tower Semiconductor Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000164985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000164985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000164985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000164985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000164985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111275 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000111275 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | United Bankshares, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | National Bank Holdings Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111275 | Stock Yards Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111275 | Commercial Metals Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000111275 | The Hanover Insurance Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000111275 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000111275 | Tower Semiconductor Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000111275 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111275 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111275 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111275 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111275 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000111275 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000111275 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000111275 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000111275 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000111275 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%